Intrinsic Small Cap Value Fund Summary

Class/Ticker: Class A - WFSMX; Class C - WSCDX

Summary Prospectus

March 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2013, and the statement of additional information ("SAI"), dated March 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 41 and 43 of the Prospectus and "Additional Purchase and Redemption Information" on page 48 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.67%	0.67%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.48%	2.23%
Fee Waivers	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.46%	2.21%
1.	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.45% for Class A and 2.20% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$715	$324	$224
3 Years	$1,014	$695	$695
5 Years	$1,335	$1,193	$1,193
10 Years	$2,240	$2,563	$2,563

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500TM Index at the time of purchase.  The market capitalization range of the Russell 2500TM Index was $101 million to $6.345 billion, as of May 31, 2012, and is expected to change frequently.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns for Class A as of 12/31 each year
(Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2003	+34.64%
Lowest Quarter: 4th Quarter 2008	-26.90%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/31/2008	15.10%	0.84%	9.20%
Class A (after taxes on distributions)	3/31/2008	15.10%	0.84%	8.24%
Class A (after taxes on distributions and the sale of Fund Shares)	3/31/2008	9.81%	0.72%	7.64%
Class C (before taxes)	3/31/2008	20.20%	1.29%	9.15%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		18.05%	3.55%	9.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Samir Sikka, Portfolio Manager / 2010 Alex Alvarez, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Intrinsic Small Cap Value Fund Summary

Class/Ticker: Investor Class - SCOVX

Summary Prospectus

March 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2013, and the statement of additional information ("SAI"), dated March 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.73%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.54%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.50%
1.	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.49% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$153
3 Years	$483
5 Years	$836
10 Years	$1,831

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500TM Index at the time of purchase.  The market capitalization range of the Russell 2500TM Index was $101 million to $6.345 billion, as of May 31, 2012, and is expected to change frequently.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Investor Class

Highest Quarter: 2nd Quarter 2003	+34.64%
Lowest Quarter: 4th Quarter 2008	-26.85%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Investor Class (before taxes)	3/28/2002	22.02%	1.99%	9.82%
Investor Class (after taxes on distributions)	3/28/2002	22.02%	1.99%	8.87%
Investor Class (after taxes on distributions and the sale of Fund Shares)	3/28/2002	14.31%	1.70%	8.21%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		18.05%	3.55%	9.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Samir Sikka, Portfolio Manager / 2010 Alex Alvarez, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $2,500
IRAs, IRA Rollovers, Roth IRAs: $1,000
UGMA/UTMA Accounts: $1,000
Employer Sponsored Retirement Plans: No Minimum   Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Intrinsic Small Cap Value Fund Summary

Class/Ticker: Institutional Class - WFSSX

Summary Prospectus

March 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2013, and the statement of additional information ("SAI"), dated March 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	0.04%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.01%
1.	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$103
3 Years	$330
5 Years	$575
10 Years	$1,279

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies.

We invest principally in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500TM Index at the time of purchase.  The market capitalization range of the Russell 2500TM Index was $101 million to $6.345 billion, as of May 31, 2012, and is expected to change frequently.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Institutional Class

Highest Quarter: 2nd Quarter 2003	+34.64%
Lowest Quarter: 4th Quarter 2008	-26.76%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	4/8/2005	22.67%	2.51%	10.26%
Institutional Class (after taxes on distributions)	4/8/2005	22.67%	2.50%	9.28%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	14.74%	2.14%	8.60%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		18.05%	3.55%	9.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Samir Sikka, Portfolio Manager / 2010 Alex Alvarez, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

Intrinsic Small Cap Value Fund Summary

Class/Ticker: Administrator Class - WFSDX

Summary Prospectus

March 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.wellsfargo.com/advantagefunds. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2013, and the statement of additional information ("SAI"), dated March 1, 2013, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.51%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.21%
1.	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$123
3 Years	$407
5 Years	$713
10 Years	$1,581

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes, if any) in equity securities of small-capitalization companies, which we define as companies within the range of the Russell 2500™ Index at the time of purchase. The market capitalization range of the Russell 2500™ Index was $76.4 million to $7.4 billion, as of June 30, 2011, and is expected to change frequently.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the value is no longer compelling relative to the alternatives. We may invest in any sector, and at times we may emphasize one or more particular sectors.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Calendar Year Total Returns as of 12/31 each year
Administrator Class

Highest Quarter: 2nd Quarter 2003	+34.64%
Lowest Quarter: 4th Quarter 2008	-26.87%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/8/2005	22.37%	2.29%	10.09%
Administrator Class (after taxes on distributions)	4/8/2005	22.37%	2.29%	9.13%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	14.54%	1.96%	8.45%
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)		18.05%	3.55%	9.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Samir Sikka, Portfolio Manager / 2010 Alex Alvarez, CFA, Portfolio Manager / 2010

Purchase and Sale of Fund Shares

Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI